INCOME TAX - Narrative (Details) € in Millions, CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 CAD
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax benefit to recognize deferred tax asset	$ 14	$ 2
Income tax expense (benefit) relating to components of OCI	2	(7)
Deductible temporary differences	303
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	869	698
Net income tax recovery	$ 35	$ 0
Belgium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences | €			€ 23		€ 23
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences | CAD				CAD 126		CAD 116